RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
9. RELATED PARTY TRANSACTIONS

[a]
In 2013, the Company incurred $90,000 [2012 - $90,000 and 2011 - $104,000] in consulting fees to a company related to a director of the Company, of which $22,500 [2012 - $22,500] was outstanding included in accounts payable and accrued liabilities as at December 31, 2013.

[b]	In 2013, the Company paid $98,102 [2012 - $110,723 and 2011 - $103,651] salary to the senior officers of the Company.

[c]	As at December 31, 2013, the Company has non-interest bearing loan from the stockholders in the amount of $12,444 [2012 - $24,150].

[d]	Included in accounts payable and accrued liabilities, $84,947 [2012 - $74,836] was payable to directors and senior officers of the Company.

[e]
In 2013, the Company incurred $12,000 [2012 - $12,000 and 2011 - $12,000] in director fees, of which $12,000 [2012 - $12,000] was outstanding and included in accounts payable and accrued liabilities as at December 31, 2013.

[f]
In 2013, the Company provided service for a total of $115,093 [2012 - $270,810 and 2011 - $202,280] to CWN Capital, of which $115,093 [2012 - $270,810] was outstanding and included in receivable from a related party as at December 31, 2013. The balance of receivable from a related party in the amount of $57,147 [2012 - $215,644] represents costs incurred on behalf of CWN Capital by the Company.

[g]	In 2013, the Company provided service for a total of $11,653 [2012 - $14,043 and 2011 - $Nil] to CWN Mining Acquisition, a company in which CEO of the Company has significant influence.

Also see note 6.

All related party transactions were entered into in the normal course of business and are recorded at the exchange amount established and agreed to between the related parties.